Financial Instruments and Risk Management (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Each 1% change in US dollar to Canadian dollar foreign exchange gain/loss	$ 120,180
USD [Member]
Statement Line Items [Line Items]
Foreign currency net monetary asset position	$ 12,018,000